Share-based Compensation Plans and Shares Held in Trust - Narrative (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
A Class Shares | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	17.4	19.6
B Class Shares | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	6.5	7.1
A Class American Depositary Shares | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	5.3	5.9
Share awards under PSP and LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based compensation	3 years
Consideration paid upon award vesting in share-based payment arrangement	$ 0
Share awards under PSP and LTIP | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of share-based compensation	0.00%
Share awards under PSP and LTIP | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of share-based compensation	200.00%